Shareholders' Equity - Movements in capital stock (Details) - CAD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Shareholders' Equity
Balance at the beginning	$ 372,534	$ 368,724	$ 372,534
Exercise of stock options	406
Balance at the end	332,507	$ 372,534	329,670
Issued capital
Shareholders' Equity
Balance at the beginning	$ 19		$ 19
Balance at the beginning (in shares)	14,856,581		14,856,581
Exercise of stock options (in shares)			42,949
Balance at the end (in shares)		14,856,581	14,899,530
Balance at the end		$ 19	$ 19
Additional paid-in capital
Shareholders' Equity
Balance at the beginning	$ 312,468		312,468
Exercise of stock options			602
Balance at the end		312,468	313,070
Capital Stock and additional paid-in capital
Shareholders' Equity
Balance at the beginning	$ 312,487	$ 312,487	$ 312,487
Balance at the beginning (in shares)	14,856,581	12,620,448	14,856,581
Stock dividends (in shares)		2,236,133
Exercise of stock options (in shares)	42,949
Exercise of stock options	$ 602		$ 602
Balance at the end (in shares)	14,899,530	14,856,581	14,899,530
Balance at the end	$ 313,089	$ 312,487	$ 313,089